Income Taxes - Summary of Deferred Taxes Arising from Temporary Differences and Unused Tax Losses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Opening balance	$ (4,113)	$ 20,733	$ 19,058
Additions due to acquisition during the year	(17)	(25,380)	(837)
Recognized in statement of income	9,063	8,255	(1,565)
Recognized in equity	1,135	(715)	688
Recognized in/ Reclassified from other comprehensive income	9,409	(6,921)	4,259
Foreign currency translation	106	(85)	(870)
Closing balance	15,583	(4,113)	20,733
Deferred tax liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Opening balance	34,530	5,253	11,866
Additions due to acquisition during the year	6	24,577	837
Recognized in statement of income	(9,835)	(2,742)	(2,804)
Recognized in/ Reclassified from other comprehensive income	(9,409)	6,921	(4,259)
Foreign currency translation	237	521	(387)
Closing balance	15,529	34,530	5,253
Deferred tax liabilities [member] | Intangible assets other than goodwill [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Opening balance	21,123	(712)	2,045
Additions due to acquisition during the year	6	24,577	837
Recognized in statement of income	(8,555)	(2,769)	(3,477)
Foreign currency translation	88	27	(118)
Closing balance	12,662	21,123	(712)
Deferred tax liabilities [member] | Unrealized gain/(loss) on cash flow hedging and investment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Opening balance	12,294	4,857	9,821
Recognized in statement of income	(1,280)	27	(436)
Recognized in/ Reclassified from other comprehensive income	(9,409)	6,921	(4,259)
Foreign currency translation	154	489	(269)
Closing balance	1,759	12,294	4,857
Deferred tax liabilities [member] | Others [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Opening balance	1,113	1,108
Recognized in statement of income			1,108
Foreign currency translation	(5)	5
Closing balance	1,108	1,113	1,108
Deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Opening balance	30,417	25,986	30,924
Additions due to acquisition during the year	(11)	(803)
Recognized in statement of income	(772)	5,513	(4,369)
Recognized in equity	1,135	(715)	688
Foreign currency translation	343	436	(1,257)
Closing balance	31,112	30,417	25,986
Deferred tax assets [member] | Others [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Opening balance	975	362	1,444
Recognized in statement of income	(661)	679	(1,179)
Foreign currency translation	14	(66)	97
Closing balance	328	975	362
Deferred tax assets [member] | Property and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Opening balance	5,648	5,512	6,538
Additions due to acquisition during the year	(11)	(873)
Recognized in statement of income	1,623	932	(724)
Foreign currency translation	31	77	(302)
Closing balance	7,291	5,648	5,512
Deferred tax assets [member] | Net operating loss carryforward [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Opening balance	5,722	3,684	4,304
Recognized in statement of income	(2,950)	2,026	(448)
Foreign currency translation	107	12	(172)
Closing balance	2,879	5,722	3,684
Deferred tax assets [member] | Accruals deductible on actual payment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Opening balance	5,641	5,352	4,201
Additions due to acquisition during the year		70
Recognized in statement of income	1,661	(1)	1,443
Foreign currency translation	122	220	(292)
Closing balance	7,424	5,641	5,352
Deferred tax assets [member] | Share-based payment arrangements [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Opening balance	12,264	11,008	6,110
Recognized in statement of income	(702)	1,781	4,480
Recognized in equity	1,135	(715)	688
Foreign currency translation	73	190	(270)
Closing balance	12,770	12,264	11,008
Deferred tax assets [member] | Minimum alternate tax [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Opening balance	167	68	8,327
Recognized in statement of income	257	96	(7,941)
Foreign currency translation	(4)	3	(318)
Closing balance	$ 420	$ 167	$ 68